Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2019
Repurchase Agreements [Abstract]
Repurchase Agreements Remaining Maturities and Weighted Average Rates
The repurchase agreements had the following remaining maturities and weighted average rates as of the dates indicated (dollars in thousands):

Repurchase Agreements Characteristics

As of December 31, 2019

	Repurchase Agreements	Weighted Average Rate
Less than one month	$928,646	2.24%
One to three months	1,231,422	1.94%
Greater than three months	177,570	1.98%
Total/Weighted Average	$2,337,638	2.06%

As of December 31, 2018

	Repurchase Agreements	Weighted Average Rate
Less than one month	$776,666	2.51%
One to three months	821,926	2.56%
Greater than three months	-	-% %
Total/Weighted Average	$1,598,592	2.54%